Cash and cash equivalents including restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents including restricted cash [Abstract]
Cash at bank and on hand	$ 195,271	$ 141,621	$ 174,440
Cash retained in the commercial pools	88,297	80,900	105,885
Restricted cash	13,542	13,381
Cash and cash equivalents including restricted cash	297,110	235,902
Less: Restricted cash	(13,542)	(13,381)
Cash and cash equivalents	$ 283,568	$ 222,521	$ 280,325	$ 153,701
Bottom of Range [Member]
Cash and cash equivalents restricted cash [Abstract]
Interest rate on fixed deposits	4.00%	3.05%
Top of Range [Member]
Cash and cash equivalents restricted cash [Abstract]
Interest rate on fixed deposits	5.48%	5.56%